                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                              AIM GLOBAL VALUE FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM PREMIER EQUITY FUND
                           AIM PREMIER EQUITY II FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 21, 2003
          to the Statement of Additional Information dated May 1, 2003 as supplemented June 12, 2003


The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statements of Additional Information:

                  "Risks of Developing Countries. AIM European Small Company Fund and AIM International Emerging Growth Fund may each invest up to 35%, AIM Global Utilities Fund and AIM Global Value Fund may each invest up to 20%, and AIM Balanced Fund, AIM Basic Balanced Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
INTERESTED PERSONS

Robert H. Graham(1)     1992       Director and Chairman, A I M Management         None
-- 1946                            Group Inc. (financial services holding
Trustee, Chairman                  company); Director and Vice Chairman,
and President                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                   AIM Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors, Inc.
                                   (registered broker dealer), AIM Investment
                                   Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2)      2003    Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Trustee and                        (financial services holding company);
Executive Vice                     Director, Chairman and President, A I M
President                          Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief Executive Officer,
                                   AMVESCAP PLC - AIM Division (parent of AIM
                                   and a global investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
INDEPENDENT TRUSTEES

Bob R. Baker -- 1936     2003      Consultant                                      None
Trustee
                                   Formerly: President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation


Frank S. Bayley --       2001      Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Trustee                                                                            investment
                                                                                   company)


James T. Bunch --        2003      Co-President and Founder, Green, Manning &      None
1942                               Bunch Ltd., (investment banking firm); and
Trustee                            Director, Policy Studies, Inc. and Van Gilder
                                   Insurance Corporation

                                   Formerly: General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     1987      Chairman, Crockett Technology Associates        ACE Limited
1944                               (technology consulting company)                 (insurance
Trustee                                                                            company); and
                                                                                   Captaris, Inc.
                                                                                   (unified messaging
                                                                                   provider)

Albert R. Dowden --      2000      Director of a number of public and private      Cortland Trust, Inc.
1941                               business corporations, including the Boss       (Chairman)
Trustee                            Group, Ltd. (private investment and             (registered
                                   management) and Magellan Insurance Company      investment

                                   Formerly: Director, President and Chief         company); Annuity
                                   Executive Officer, Volvo Group North America,   and Life Re
                                   Inc.; Senior Vice President, AB Volvo; and      (Holdings), Ltd.
                                   director of various affiliated Volvo            (insurance
                                   companies                                       company)

Edward K. Dunn, Jr.      1998      Formerly: Chairman, Mercantile Mortgage         None
-- 1935                            Corp.; President and Chief Operating
Trustee                            Officer, Mercantile-Safe Deposit & Trust
                                   Co.; and President, Mercantile Bankshares
                                   Corp.

Jack M. Fields --        1997      Chief Executive Officer, Twenty First Century   Administaff
1952                               Group, Inc. (government affairs company) and
Trustee                            Texana Timber LP

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
Carl Frischling --       1993      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Trustee                                                                            investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Trustee                                                                            Wheelabrator
                                   Formerly:  Associate Justice of the             Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.

Prema Mathai-Davis       1998      Formerly: Chief Executive Officer, YWCA of      None
-- 1950                            the USA
Trustee

Lewis F. Pennock --      1992      Partner, law firm of Pennock & Cooper           None
1942
Trustee

Ruth H. Quigley --       2001      Retired                                         None
1935
Trustee

Louis S. Sklar --        1993      Executive Vice President, Development and       None
1939                               Operations, Hines Interests Limited
Trustee                            Partnership (real estate development company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Trustee                                                                            company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.

                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM PREMIER EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 21, 2003
          to the Statement of Additional Information dated May 1, 2003 as supplemented June 12, 2003

The following information is added after the second full paragraph appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - MARKET RISK" in the Statement of Additional Information:

                  "Risks of Developing Countries. The Funds may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                            OTHER
      AND POSITION(s) HELD      OFFICER                                                     OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1)         1992      Director and Chairman, A I M Management Group    None
     -- 1946                               Inc. (financial services holding company);
     Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                            OTHER
      AND POSITION(s) HELD      OFFICER                                                     OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2)       2003      Director, President and Chief Executive          None
     -- 1951                               Officer, A I M Management Group Inc.
     Trustee and Executive                 (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT TRUSTEES

     Bob R. Baker - 1936         2003      Consultant                                       None
     Trustee
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     Trustee                                                                                (registered
                                                                                            investment company)


----------

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                            OTHER
      AND POSITION(s) HELD      OFFICER                                                     OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &       None
     Trustee                               Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1987      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Trustee                                                                                and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Trustee                               Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);
                                                                                            Annuity and Life Re
                                           Formerly:  Director, President and Chief         (Holdings), Ltd.
                                           Executive Officer, Volvo Group North America,    (insurance company)
                                           Inc.; Senior Vice President, AB Volvo; and
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

     Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century    Administaff
     Trustee                               Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     1993      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     Trustee                               Frankel LLP                                      (registered
                                                                                            investment company)

     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     Trustee                               Diego, California)                               Group, Inc.,
                                                                                            Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                            OTHER
      AND POSITION(s) HELD      OFFICER                                                     OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the   None
     1950                                  USA
     Trustee

     Lewis F. Pennock --         1992      Partner, law firm of Pennock & Cooper            None
     1942

     Trustee

     Ruth H. Quigley -- 1935     2001      Retired                                          None
     Trustee

     Louis S. Sklar -- 1939      1993      Executive Vice President, Development and        None
     Trustee                               Operations, Hines Interests Limited
                                           Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Trustee                                                                                company) and Isis
                                                                                            Pharmaceuticals, Inc.